Oil and Natural Gas Capitalized Costs (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Proved properties:
Leasehold acquisition	$ 7,060,195	$ 6,040,239
Development	1,733,729	1,484,486
Unproved properties	334,932	310,925
Oil and natural gas properties (successful efforts method)	9,128,856	7,835,650
Less accumulated depletion and amortization	(1,145,113)	(1,033,617)
Oil and natural gas properties, successful efforts method, net	$ 7,983,743	$ 6,802,033